Property, plant and equipment - Narrative (Details) - EUR (€) € in Thousands	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025
Buildings
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	€ 927	€ 1,473	€ 1,489